Concentration of Credit Risk	12 Months Ended
Dec. 31, 2025
Concentration of Credit Risk [Abstract]
CONCENTRATION OF CREDIT RISK
17.	CONCENTRATION OF CREDIT RISK

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit losses. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the Years ended December 31,
	2023		2024			2025
	Amount	%	Amount	%		Amount	%
Percentage of the Group’s total revenue
Customer A	17,311,971	29.3%	15,724,792	22.4%		3,932,948	31.9%
Customer B	-	-%	*	*		1,820,032	14.8%
Customer C	6,297,152	10.6%	*	*	%	1,456,341	11.8%
Customer D	7,354,358	12.4	*	*	%	-	-

*	represent percentage less than 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2024		2025
	Amount	%	Amount	%
Percentage of the Group’s accounts receivable, net
Customer A	17,781,671	32.0%	22,883,269	90.8%
Customer B	6,105,155	11.0%	-	-
Customer C	8,842,813	15.9%	-	-

*	represent percentage less than 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the Years ended December 31,
	2023		2024			2025
	Amount	%	Amount	%		Amount	%
Percentage of the Group’s total purchase
Supplier A	23,547,294	37.6%	14,630,821	24.4%		8,399,124	21.5%
Supplier B	12,974,197	20.7%	*	*	%	7,215,198	18.5%
Supplier C	9,303,874	14.9	*	*	%	6,266,499	16.1%
Supplier D	7,999,350	12.8	*	*	%	5,044,067	12.9%
Supplier E	-	-%	-	-		4,613,168	11.8%

*	represent percentage less than 10%